UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/00

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              05/11/01
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       31

Form 13F Information Table Value Total:       $134,003,839


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                               Title                    Value     Shrs or        Put/  Investment   Other  ------------------------
Name of Issuer               of Class    CUSIP        (x$1000)    prn amt SH/PRN Call  discretion managers     Sole    Shared  None
--------------               -------- -----------     --------  --------- ------ ----  ---------- -------- ----------  ------  ----

Gray Communications Sys Inc     COM   389190 10 9   $3,970,620    245,100                                       x
Weblink Wireless Inc           CL A   94769A 10 1     $102,387    819,100                                       x
Alaris Med Inc                  COM   011637 10 5      $65,450    119,000                                       x
North Pittsburgh Sys Inc        COM   661562 10 8   $1,406,530    122,970                                       x
Opti Inc                        COM   683960 10 8     $410,794    114,300                                       x
Park Pl Entmt Corp              COM   700690 10 0     $153,750     15,000                                       x
MIM Corp                        COM   553044 10 8      $25,310     10,000                                       x
Niagara Corp                    COM   653349 10 0     $600,284    331,100                                       x
Pioneer Cos Inc                CL A   723643 10 2      $14,665    213,163                                       x
Teligent Inc                   CL A   87959Y 10 3      $11,880     20,000                                       x
Vicinity Corp                   COM   925653 10 7      $89,050     50,000                                       x
Wyndham Intl Inc               CL A   983101 10 6   $5,993,820  2,814,000                                       x
OMI Corp New                    COM   Y6476W 10 4     $388,800     60,000                                       x
Corecomm LTD                    Ord   G2422R 10 9      $40,090    367,800                                       x
AT&T Corp                       COM   001957 10 9   $5,856,413    274,949                                       x
Avatar Hldgs Inc                COM   053494 10 0   $5,143,600    233,800                                       x
Avatar Hldgs Inc              SUB NT  053494 AD 2   $2,247,700  2,470,000                                       x
                               CONV
                               7%05
CMGI Inc                        COM   125750 10 9      $60,706     23,900                                       x
Crestline Cap Corp              COM   226153 10 4  $40,792,875  1,502,500                                       x
Frontline LTD                 SPONS-
                               ORED   35921R 10 2     $645,768     36,000                                       x
                                ADR
Isle of Capri Casinos Inc       COM   464592 10 4  $20,554,541  1,945,900                                       x
Lodgenet Entmt Corp             COM   540211 10 9     $438,750     30,000                                       x
Mariner Post-Acute Network Inc  COM   568459 10 1       $7,362     86,620                                       x
Pricesmart Inc                  COM   741511 10 9   $6,274,743    507,050                                       x
Penwest Pharmaceuticals Co      COM   709754 10 5   $2,889,238    252,600                                       x
R H Donnelley Corp              COM   74955W 30 7   $1,450,000     50,000                                       x
                                NEW
AT&T Corp                     COM LIB 001957 20 8  $19,161,352  1,368,668                                       x
                               GRP A
American Express Co             COM   025816 10 9   $2,478,000     60,000                                       x
Syntellect Inc                  COM   87161L 10 5      $52,758     29,100                                       x
Sun Intl Hotels Ltd             ORD   P8797T 13 3   $1,457,280     63,360                                       x
Saga Communications            CL A   786598 10 2  $11,219,323    679,959                                       x

                               TOTAL              $134,003,839
